Significant Accounting Policies - Use of Estimates (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Change in Accounting Estimate [Line Items]
Income from continuing operations before income taxes		$ 1,156	$ 4,837	$ 2,572
Expected | Service Life | Server and Network Equipment New Assets
Change in Accounting Estimate [Line Items]
Estimated useful lives	6 years
Expected | Service Life | Server and Network Equipment Used Assets
Change in Accounting Estimate [Line Items]
Estimated useful lives	4 years
Previously Reported | Service Life | Server and Network Equipment New Assets
Change in Accounting Estimate [Line Items]
Estimated useful lives		5 years
Previously Reported | Service Life | Server and Network Equipment Used Assets
Change in Accounting Estimate [Line Items]
Estimated useful lives		3 years
Minimum | Expected
Change in Accounting Estimate [Line Items]
Change in income from continuing operations before income taxes	$ 200